Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Reportable Segments
	As of December 31, 2023	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
By Business Unit	RM	RM	RM	Convenience Translation USD
Revenue
Large Scale Solar Contract Services	100,377,899	50,641,696	72,650,408	17,889,784
Commercial & Industrial Contract Services	12,289,223	17,091,509	41,405,112	10,195,792
Large Scale Solar Sales of Goods	31,610,675	18,223,295	1,056,193	260,082
Commercial & Industrial Sales of Goods	3,776,176	4,388,088	5,585,897	1,375,498
Total revenue	148,053,973	90,344,588	120,697,610	29,721,156

Cost of Sales
Large Scale Solar Contract Services	(87,239,254)	(48,888,238)	(64,473,864)	(15,876,352)
Commercial & Industrial Contract Services	(10,880,570)	(14,634,333)	(35,791,980)	(8,813,588)
Large Scale Solar Sales of Goods	(28,926,094)	(16,521,415)	(1,056,193)	(260,082)
Commercial & Industrial Sales of Goods	(3,155,108)	(4,058,132)	(5,397,474)	(1,329,100)
Total cost of sales	(130,201,026)	(84,102,118)	(106,719,511)	(26,279,122)

Large Scale Solar Gross profit	15,823,226	3,455,338	8,176,544	2,013,432
Commercial & Industrial Gross profit	2,029,721	2,787,132	5,801,555	1,428,602
Total gross profit	17,852,947	6,242,470	13,978,099	3,442,034
Selling and administrative expenses	(6,596,538)	(11,734,782)	(15,856,961)	(3,904,694)
Selling and administrative expenses to related parties	(102,109)	(115,419)	(245,796)	(60,526)
Income/(Loss) from operations before income tax	11,154,300	(5,607,731)	(2,124,658)	(523,186)

	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
Total assets	RM	RM	Convenience Translation USD
Large Scale Solar segment	49,139,582	48,822,485	12,022,281
Commercial & Industrial segment	33,956,854	38,476,543	9,474,647
Total of reportable segments	83,096,436	87,299,028	21,496,928
Corporate and other	31,195,694	102,449,572	25,227,673
Consolidated total assets	114,292,130	189,748,600	46,724,601

Total liabilities	RM	RM	Convenience Translation USD
Large Scale Solar segment	21,362,655	8,255,741	2,032,933
Commercial & Industrial segment	29,714,895	12,149,110	2,991,655
Total of reportable segments	51,077,550	20,404,851	5,024,588
Corporate and other	46,093,102	139,087,390	34,249,543
Consolidated total liabilities	97,170,652	159,492,241	39,274,131